                          OPPENHEIMER BALANCED FUND
            (Formerly named Oppenheimer Multiple Strategies Fund)
                  Supplement dated February 27, 2004 to the
                      Prospectus dated November 21, 2003

At the Board  meeting held on December 12, 2003,  the Trustees of  Oppenheimer
Multiple  Strategies  Fund  approved  the  change  of its name to  Oppenheimer
Balanced   Fund.   Accordingly,   all   references   in  the   Prospectus   to
"Oppenheimer  Multiple  Strategies Fund" are changed to "Oppenheimer  Balanced
Fund".  The name change will take effect February 27, 2004.

   The first  sentence  of the  first  paragraph  of page 1 of the  Prospectus should be replaced with the following:

      Oppenheimer Balanced Fund is a mutual fund that seeks high total return consistent with the preservation of principal.

February 27, 2004                                           PS0240.028

                          OPPENHEIMER BALANCED FUND
            (Formerly named Oppenheimer Multiple Strategies Fund)
                  Supplement dated February 27, 2004 to the
                     Statement of Additional Information
                           dated November 21, 2003

The Statement of Additional Information is changed as follows:

At the Board  meeting held on December 12, 2003,  the Trustees of  Oppenheimer
Multiple  Strategies  Fund  approved  the  change  of its name to  Oppenheimer
Balanced  Fund.  Accordingly,  all  references  in the Statement of Additional
Information  to  "Oppenheimer   Multiple   Strategies  Fund"  are  changed  to
"Oppenheimer  Balanced  Fund." The name change will take effect  February  27,
2004.

February 27, 2004                                           PX0240.014